Value of Business Acquired and Changes in the Balances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Balance, beginning of year	$ 0	$ 0	$ 0
Interest	314	439	573
Amortization	(3,479)	(4,327)	(5,218)
Change in shadow VOBA	3,165	3,888	4,645
Balance, end of year	$ 0	$ 0	$ 0